Merger - Marketing Services Agreement - Additional Information (Detail) - Marketing Services Agreement [Member] $ in Thousands	Feb. 09, 2024 USD ($) shares
Merger [Line Items]
Stock issued during the period value for services | $	$ 300
Stock issued during the period shares new issues | shares	30,706